Note 8 - Stock-based Compensation (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	6,998,459	5,186,459
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,958,411	1,744,811	1,032,211	733,960
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	1,105,949	19,549	732,149	1,060,400
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 700,000
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 372,000
Sun BioPharma, Inc. 2016 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years	10 years
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	2,800,000	1,480,451
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,694,051
Sun BioPharma, Inc. 2016 Omnibus Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)		1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	1,105,949
Sun BioPharma, Inc. 2011 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	264,360	264,360
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	0 years	0 years
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	2 years	2 years